Credit Risk - Disclosure of Other Loan Modification by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	£ 30	£ 95
Mortgages
Disclosure of credit risk exposure [line items]
Amortised cost before modification	351	317
Net modification loss	5	7
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	79	91
Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	21	14
Net modification loss	20	13
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	3	4
Other loans | Mortgages | Term extension
Disclosure of credit risk exposure [line items]
Amortised cost before modification	155
Other loans | Mortgages | Term extension | Stage 1
Disclosure of credit risk exposure [line items]
Amortised cost before modification	122
Other loans | Mortgages | Term extension | Stage 2
Disclosure of credit risk exposure [line items]
Amortised cost before modification	31
Other loans | Mortgages | Term extension | Stage 3
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 2
Other loans | Mortgages | Interest-only
Disclosure of credit risk exposure [line items]
Amortised cost before modification		1,714
Other loans | Mortgages | Interest-only | Stage 1
Disclosure of credit risk exposure [line items]
Amortised cost before modification		1,186
Other loans | Mortgages | Interest-only | Stage 2
Disclosure of credit risk exposure [line items]
Amortised cost before modification		510
Other loans | Mortgages | Interest-only | Stage 3
Disclosure of credit risk exposure [line items]
Amortised cost before modification		£ 18